Total

POWERSHARES EXCHANGE-TRADED SELF-INDEXED FUND TRUST

SUPPLEMENT DATED MAY 21, 2018 TO THE CURRENT PROSPECTUS AND STATEMENT OF ADDITIONAL INFORMATION OF:

PowerShares BulletShares 2018 Corporate Bond Portfolio

PowerShares BulletShares 2019 Corporate Bond Portfolio

PowerShares BulletShares 2020 Corporate Bond Portfolio

PowerShares BulletShares 2021 Corporate Bond Portfolio

PowerShares BulletShares 2022 Corporate Bond Portfolio

PowerShares BulletShares 2023 Corporate Bond Portfolio

PowerShares BulletShares 2024 Corporate Bond Portfolio

PowerShares BulletShares 2025 Corporate Bond Portfolio

PowerShares BulletShares 2026 Corporate Bond Portfolio

PowerShares BulletShares 2027 Corporate Bond Portfolio

PowerShares BulletShares 2025 High Yield Corporate Bond Portfolio

(each, a “Fund” and collectively, the “Funds”)

On April 19, 2018, the Board of Trustees of PowerShares Exchange-Traded Self-Indexed Fund Trust (the “Trust”) approved changing the Funds’ names.    Effective on or about June 4, 2018, the name of each Fund and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares BulletShares 2018 Corporate Bond Portfolio	Invesco BulletShares 2018 Corporate Bond ETF
PowerShares BulletShares 2019 Corporate Bond Portfolio	Invesco BulletShares 2019 Corporate Bond ETF
PowerShares BulletShares 2020 Corporate Bond Portfolio	Invesco BulletShares 2020 Corporate Bond ETF
PowerShares BulletShares 2021 Corporate Bond Portfolio	Invesco BulletShares 2021 Corporate Bond ETF
PowerShares BulletShares 2022 Corporate Bond Portfolio	Invesco BulletShares 2022 Corporate Bond ETF
PowerShares BulletShares 2023 Corporate Bond Portfolio	Invesco BulletShares 2023 Corporate Bond ETF
PowerShares BulletShares 2024 Corporate Bond Portfolio	Invesco BulletShares 2024 Corporate Bond ETF
PowerShares BulletShares 2025 Corporate Bond Portfolio	Invesco BulletShares 2025 Corporate Bond ETF
PowerShares BulletShares 2026 Corporate Bond Portfolio	Invesco BulletShares 2026 Corporate Bond ETF
PowerShares BulletShares 2027 Corporate Bond Portfolio	Invesco BulletShares 2027 Corporate Bond ETF
PowerShares BulletShares 2025 High Yield Corporate Bond Portfolio	Invesco BulletShares 2025 High Yield Corporate Bond ETF

On April 19, 2018, the Board of Trustees of the Trust approved changing the Trust’s name. Effective on or about June 4, 2018, the name of the Trust and all references thereto are changing as indicated below:

CURRENT NAME	NEW NAME
PowerShares Exchange-Traded Self-Indexed Fund Trust	Invesco Exchange-Traded Self-Indexed Fund Trust

Effective on or about June 4, 2018, the name of the investment adviser is changing from “Invesco PowerShares Capital Management LLC” to “Invesco Capital Management LLC” and all references thereto are changing accordingly.

Effective on or about June 4, 2018, any and all references to “PowerShares family of ETFs” are hereby changing to “Invesco family of ETFs”.

Effective on or about June 4, 2018, www.powershares.com is changing to www.invesco.com, info@powershares.com is changing to info@invesco.com, and www.powershares.com/capitalmarkets is changing to www.invesco.com/capitalmarkets.

Effective on or about June 4, 2018, any and all references to “PowerShares” are changing to “Invesco”.